GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL
Schedule of goodwill

			Gas	Green
			Pipelines	Power
	Liquids	Gas	and	and	Energy	Eliminations
	Pipelines	Distribution	Processing	Transmission	Services	and Other	Consolidated
(millions of Canadian dollars)
Balance at January 1, 2015	55	-	428	-	-	-	483
Foreign exchange and other	5	-	30	-	2	-	37
Impairment	-	-	(440)	-	-	-	(440)

Balance at December 31, 2015	60	-	18	-	2	-	80
Foreign exchange and other	(1)	-	(1)	-	-	-	(2)

Balance at December 31, 2016	59	-	17	-	2	-	78